Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 1,219.0	$ 1,315.7
Labrador Iron Ore Royalty Corporation.
Revenue
Dividend income	12.1	14.8
Revenue-based royalties
Revenue
Revenue	380.0	496.0
Streams.
Revenue
Revenue	726.7	690.0
Profit-based royalties
Revenue
Revenue	64.9	87.1
Other.
Revenue
Revenue	47.4	42.6
South America
Revenue
Revenue	370.7	361.8
Central America & Mexico
Revenue
Revenue	316.8	298.0
United States
Revenue
Revenue	208.0	327.5
Canada
Revenue
Revenue	177.1	205.9
Rest of World
Revenue
Revenue	146.4	122.5
Mining
Revenue
Revenue	1,011.3	982.1
Gold
Revenue
Revenue	784.4	723.1
Gain (loss) on provisional price adjustment	0.2	(0.4)
Silver
Revenue
Revenue	126.7	139.9
Platinum-group metals
Revenue
Revenue	39.8	56.7
Gain (loss) on provisional price adjustment	0.1	1.1
Iron Ore
Revenue
Revenue	47.2	55.5
Other mining commodities
Revenue
Revenue	13.2	6.9
Oil
Revenue
Revenue	134.9	156.0
Gas
Revenue
Revenue	54.1	150.9
Natural gas liquids
Revenue
Revenue	18.7	26.7
Energy
Revenue
Revenue	$ 207.7	$ 333.6